UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05770

Exact name of registrant as specified in charter:	Aberdeen Emerging Markets Equity Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended September 30, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of September 30, 2018

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS—108.9%
COMMON STOCKS—97.8%
BRAZIL—8.2%
1,698,200	Ambev SA	Beverages— 1.6%	$7,711,923
1,451,000	Banco Bradesco SA	Banks— 1.9%	9,251,650
745,900	Telefonica Brasil SA	Diversified Telecommunication Services— 1.4%	6,704,428
403,400	Ultrapar Participacoes SA, ADR	Oil, Gas & Consumable Fuels— 0.8%	3,735,484
811,295	Vale SA, ADR	Metals & Mining— 2.5%	12,039,618
			39,443,103
CHILE—2.9%
248,500	Banco Santander Chile, ADR	Banks— 1.6%	7,947,030
1,211,700	Enel Chile SA, ADR	Electric Utilities— 1.3%	6,070,617
			14,017,647
CHINA—18.0%
1,769,700	China Mobile Ltd. (a)	Wireless Telecommunication Services— 3.6%	17,399,406
3,733,500	China Resources Land Ltd. (a)	Real Estate Management & Development— 2.7%	13,082,556
910,077	Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect) (a)(b)	Electronic Equipment Instruments & Components— 0.8%	3,803,675
859,000	Ping An Insurance Group Co. of China Ltd., H Shares (a)	Insurance— 1.8%	8,701,843
2,539,837	SAIC Motor Corp. Ltd., A Shares (a)(b)	Automobiles— 2.6%	12,285,081
646,100	Tencent Holdings Ltd. (a)	Interactive Media & Services— 5.5%	26,380,798
129,500	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure— 1.0%	4,546,745
			86,200,104
CZECH REPUBLIC—1.9%
218,100	Komercni Banka AS	Banks— 1.9%	8,953,206

HONG KONG—7.3%
733,000	AIA Group Ltd. (a)	Insurance— 1.3%	6,536,098
509,500	Asia Satellite Telecommunications Holdings Ltd.	Diversified Telecommunication Services— 0.1%	398,314
9,776,000	Convenience Retail Asia Ltd.	Food & Staples Retailing— 0.9%	4,289,609
3,719,000	Hang Lung Properties Ltd. (a)	Real Estate Management & Development— 1.5%	7,254,965
251,548	Hong Kong Exchanges & Clearing Ltd. (a)	Capital Markets— 1.5%	7,187,877
554,041	HSBC Holdings PLC (a)	Banks— 1.0%	4,846,623
19,515,000	Pacific Basin Shipping Ltd. (a)	Marine— 1.0%	4,645,125
			35,158,611
INDIA—11.8%
1,247,000	Bharti Infratel Ltd. (a)	Diversified Telecommunication Services— 1.0%	4,511,540

See Notes to Portfolio of Investments.

350,300	Grasim Industries Ltd., GDR (a)	Construction Materials— 1.0%	$4,921,473
100,000	Hero MotoCorp Ltd. (a)	Automobiles— 0.8%	4,019,505
220,000	Hindustan Unilever Ltd. (a)	Household Products— 1.0%	4,874,296
390,000	Housing Development Finance Corp. Ltd. (a)	Thrifts & Mortgage Finance— 2.0%	9,416,109
540,000	Infosys Ltd. (a)	Information Technology Services— 1.1%	5,437,007
518,600	Infosys Ltd., ADR	Information Technology Services— 1.1%	5,274,162
2,710,000	ITC Ltd. (a)	Tobacco— 2.3%	11,174,839
236,000	Tata Consultancy Services Ltd. (a)	Information Technology Services— 1.5%	7,116,995
			56,745,926
INDONESIA—4.3%
19,159,200	Holcim Indonesia Tbk PT (c)	Construction Materials— 0.3%	1,356,438
6,747,700	Indocement Tunggal Prakarsa Tbk PT (a)	Construction Materials— 1.7%	8,374,409
2,100,100	Mandom Indonesia Tbk PT	Personal Products— 0.5%	2,536,778
1,191,100	Merck Tbk PT	Pharmaceuticals— 0.1%	455,610
39,100,000	Sepatu Bata Tbk PT	Textiles, Apparel & Luxury Goods— 0.3%	1,587,458
26,497,800	Telekomunikasi Indonesia Persero Tbk PT (a)	Diversified Telecommunication Services— 1.4%	6,486,002
			20,796,695
KENYA—1.9%
11,511,400	Equity Group Holdings Ltd.	Banks— 0.9%	4,570,283
18,827,700	Safaricom PLC	Wireless Telecommunication Services— 1.0%	4,578,448
			9,148,731
MALAYSIA—1.0%
940,000	Heineken Malaysia Bhd	Beverages— 1.0%	4,569,965

MEXICO—6.9%
226,157	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	Transportation Infrastructure— 2.7%	12,879,641
1,683,997	Grupo Financiero Banorte SAB de CV, Class O	Banks— 2.5%	12,182,297
4,463,800	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products— 1.7%	7,919,107
			32,981,045
POLAND—1.7%
276,900	Bank Polska Kasa Opieki SA (a)	Banks— 1.7%	7,969,175

PORTUGAL—1.1%
356,100	Jeronimo Martins SGPS SA (a)	Food & Staples Retailing— 1.1%	5,248,794

ROMANIA—1.3%
1,838,700	BRD-Groupe Societe Generale SA (a)	Banks— 1.3%	6,203,295

RUSSIA—4.6%
508,700	Globaltrans Investment PLC	Road & Rail— 1.1%	5,341,350
125,400	LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels— 2.0%	9,585,576

See Notes to Portfolio of Investments.

2,285,400	Sberbank of Russia PJSC (a)	Banks— 1.5%	$7,050,836
			21,977,762
SOUTH AFRICA—8.2%
292,200	BHP Billiton PLC (a)	Metals & Mining— 1.3%	6,378,940
2,549,100	FirstRand Ltd. (a)	Diversified Financial Services— 2.6%	12,227,619
520,376	JSE Ltd.	Capital Markets— 1.2%	5,857,945
804,400	MTN Group Ltd. (a)	Wireless Telecommunication Services— 1.0%	4,981,305
11,000	Naspers Ltd., N Shares (a)	Media— 0.5%	2,368,837
1,309,600	Truworths International Ltd. (a)	Specialty Retail— 1.6%	7,724,180
			39,538,826
TAIWAN—7.1%
3,146,000	Taiwan Mobile Co. Ltd. (a)	Wireless Telecommunication Services— 2.4%	11,280,350
2,651,000	Taiwan Semiconductor Manufacturing Co. Ltd. (a)	Semiconductors & Semiconductor Equipment— 4.7%	22,622,395
			33,902,745
THAILAND—7.2%
910,900	Advanced Info Service PCL, Foreign Shares (a)	Wireless Telecommunication Services— 1.2%	5,661,438
8,343,400	Hana Microelectronics PCL, Foreign Shares (a)	Electronic Equipment Instruments & Components— 2.1%	10,194,053
16,860,400	Land & Houses PCL, Foreign Shares (a)	Real Estate Management & Development— 1.2%	5,995,504
420,000	Siam Cement PCL (The), Foreign Shares (a)	Construction Materials— 1.3%	6,101,414
10,945,300	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (a)	Equity Real Estate Investment Trusts (REIT)— 1.4%	6,802,737
			34,755,146
TURKEY—1.3%
1,995,784	Cimsa Cimento Sanayi VE Ticaret AS (a)	Construction Materials— 0.6%	2,971,175
3,883,500	Enerjisa Enerji (a)(d)	Electric Utilities— 0.7%	3,399,995
			6,371,170
UNITED KINGDOM—1.1%
567,527	M.P. Evans Group PLC	Food Products— 1.1%	5,104,033
	Total Common Stocks		469,085,979

PREFERRED STOCKS—10.8%
BRAZIL—3.5%
6,638,920	Itausa - Investimentos Itau SA	Banks— 3.5%	16,603,259

SOUTH KOREA —7.3%
45,000	LG Chem Ltd. (a)	Chemicals— 1.7%	8,274,762
548,800	Samsung Electronics Co. Ltd. (a)	Technology Hardware, Storage & Peripherals— 3.9%	18,718,055

See Notes to Portfolio of Investments.

9,500		Samsung Electronics Co. Ltd., GDR	Technology Hardware, Storage & Peripherals— 1.7%	$8,065,500
				35,058,317
		Total Preferred Stocks		51,661,576

PRIVATE EQUITY—0.3%
GLOBAL—0.2%*
11,723,413	(e)	Emerging Markets Ventures I, L.P. (a)(c)(f)(g)(h)(i)	Private Equity— %	167,762
2,400,000		Telesoft Partners II QP, L.P. (a)(c)(f)(g)(i)	Private Equity— 0.2%	917,976
				1,085,738
ISRAEL—0.1%
1,250,001	(e)	ABS GE Capital Giza Fund, L.P. (a)(c)(f)(g)(i)	Private Equity— %	29,688
3,349,175	(e)	BPA Israel Ventures, LLC (a)(c)(f)(g)(h)(i)	Private Equity— %	248,409
250,440	(e)	Delta Fund I, L.P. (a)(c)(f)(g)(i)	Private Equity— %	25,352
108,960		Exent Technologies Ltd. Preferred A1 Shares (a)(c)(f)(i)(j)(k)	Private Equity— %	—
93,456		Exent Technologies Ltd. Preferred C Shares (a)(c)(f)(i)(j)(k)	Private Equity— %	—
23,574		Exent Technologies Ltd. Warrants A1 (a)(c)(f)(i)(j)(k)	Private Equity— %	—
70,284		Flash Networks Ltd. Ordinary Shares (a)(c)(f)(i)(j)(k)	Private Equity— %	—
18		Flash Networks Ltd. Series C Preferred (a)(c)(f)(i)(j)(k)	Private Equity— %	—
34,896		Flash Networks Ltd. Series C-1 Preferred (a)(c)(f)(i)(j)(k)	Private Equity— %	—
20,289		Flash Networks Ltd. Series D Preferred (a)(c)(f)(i)(j)(k)	Private Equity— %	—
14,928		Flash Networks Ltd. Series E Preferred (a)(c)(f)(i)(j)(k)	Private Equity— %	—
33		Flash Networks Ltd. Warrants C (a)(c)(f)(i)(j)(k)	Private Equity— %	—
78		Flash Networks Ltd. Warrants Ordinary (a)(c)(f)(i)(j)(k)	Private Equity— %	—
4,000,000	(e)	Giza GE Venture Fund III, L.P. (a)(c)(f)(g)(i)	Private Equity— %	68,560
1,522,368	(e)	Neurone Ventures II, L.P. (a)(c)(f)(i)(j)	Private Equity— 0.1%	267,404
32,574		Vidyo, Inc. Trust A (Preferred) (a)(c)(f)(i)(j)(l)	Private Equity— %	—
15,532		Vidyo, Inc. Trust B (Preferred) (a)(c)(f)(i)(j)(l)	Private Equity— %	—
13,220		Vidyo, Inc. Trust B1 (Preferred) (a)(c)(f)(i)(j)(l)	Private Equity— %	—
6,864		Vidyo, Inc. Trust C (Preferred) (a)(c)(f)(i)(j)(l)	Private Equity— %	—
4,150		Vidyo, Inc. Trust C1 (Preferred) (a)(c)(f)(i)(j)(l)	Private Equity— %	—
82,872		Vidyo, Inc. Trust Common (a)(c)(f)(i)(j)(l)	Private Equity— %	—
2,714		Vidyo, Inc. Trust D (Preferred) (a)(c)(f)(i)(j)(l)	Private Equity— %	—
				639,413
UNITED STATES—0.0%
1,952,000	(e)	Technology Crossover Ventures IV, L.P. (a)(c)(f)(g)(i)	Private Equity— %	2,752
		Total Private Equity		1,727,903
		Total Long-Term Investments—108.9% (cost $573,934,387)		522,475,458

SHORT-TERM INVESTMENT—1.2%
UNITED STATES—1.2%
5,868,286		State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.94%(m)		5,868,286
		Total Short-Term Investment—1.2% (cost $5,868,286)		5,868,286
		Total Investments—110.1% (cost $579,802,673)		528,343,744
		Liabilities in Excess of Other Assets—(10.1)%		(48,586,743)
		Net Assets—100.0%		$479,757,001

See Notes to Portfolio of Investments.

(a)

Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)

China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(c)	Non-income producing security.
(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Represents contributed capital.
(f)	Illiquid security.
(g)	In liquidation.
(h)	As of September 30, 2018, the aggregate amount of open commitments for the Fund is $2,675,412.
(i)	Restricted security, not readily marketable. See Note (a) of the accompanying Notes to Portfolio of Investments.
(j)	Active private equity investments.
(k)	Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust. See Note (b) of the accompanying Notes to Portfolio Statements.
(l)	Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX. See Note (b) of the accompanying Notes to Portfolio of Investments.
(m)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of September 30, 2018.
*	“Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is no categorized under a particular country.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

Amounts listed as “–” are $0 or round to $0.

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

September 30, 2018

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The Fund may also invest in private equity private placement securities, which represented 0.3% of the net assets of the Fund as of September 30, 2018. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund’s Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various

Notes to Portfolio of Investments (unaudited) (continued)

September 30, 2018

factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)
Investments in Securities
Common Stocks	$155,447,715	$313,638,264	$—	$469,085,979
Preferred Stocks	24,668,759	26,992,817	—	51,661,576
Short-Term Investment	5,868,286	—	—	5,868,286
Total	$185,984,760	$340,631,081	$—	$526,615,841
Private Equity (a)				1,727,903
Total Investments				$528,343,744

Amounts listed as “-” are $0 or round to $0.

(a)    Private Equity investments are measured at the net asset valuations provided by the underlying funds as a practical expedient and have not been classified in the fair value levels. The fair value amounts presented are intended to permit reconciliation to the total investment amount presented in the Portfolio of Investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. For the period ended September 30, 2018, there were no transfers between Levels 1, 2 or 3. For the period ended September 30, 2018, there were no significant changes to the fair valuation methodologies.

b. Private Equity Investments:

Certain of the Fund’s investments, listed in the chart below, are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Notes to Portfolio of Investments (unaudited) (continued)

September 30, 2018

Security (1)	Acquisition Date(s)	Total Commitments	Cost	Fair Value At 9/30/18	Percent of Net Assets	Cumulative Distributions Received (2)
ABS GE Capital Giza Fund, L.P.	02/03/98 – 02/13/02	$1,250,000	$985,303	$29,688	0.01	$1,660,765
BPA Israel Ventures, LLC (3)	10/05/00 – 12/09/05	4,600,000	1,809,951	248,409	0.05	705,645
Delta Fund I, L.P.	11/15/00 – 03/28/07	250,000	89,240	25,352	0.01	339,118
Emerging Markets Ventures I, L.P. (3)	01/22/98 – 01/10/06	13,100,000	3,999,829	167,762	0.03	12,723,311
Exent Technologies Ltd. Preferred A1 Shares	11/29/15	—	178,199	—	—	—
Exent Technologies Ltd. Preferred C Shares	11/29/15	—	—	—	—	—
Exent Technologies Ltd. Warrants A1	11/29/15	—	—	—	—	—
Flash Networks Ltd. Ordinary Shares	11/29/15	—	163,839	—	—	—
Flash Networks Ltd. Series C Preferred	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series C-1 Preferred	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series D Preferred	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series E Preferred	11/29/15	—	—	—	—	—
Flash Networks Ltd. Warrants C	11/29/15	—	—	—	—	—
Flash Networks Ltd. Warrants Ordinary	11/29/15	—	—	—	—	—
Giza GE Venture Fund III, L.P.	01/31/00 – 11/23/06	4,000,000	2,429,172	68,560	0.01	1,323,321
Neurone Ventures II, L.P.	11/24/00 – 12/21/10	1,500,000	237,783	267,404	0.06	1,067,128
Technology Crossover Ventures IV, L.P. (3)	03/08/00 - 09/27/10	2,000,000	359,690	2,752	—	3,045,426
Telesoft Partners II QP, L.P.	07/14/00 - 03/01/10	2,400,000	1,112,731	917,976	0.19	1,282,411
Vidyo, Inc. Trust A (Preferred) (5)	11/22/13	—	29,796	—	—	—
Vidyo, Inc. Trust B (Preferred) (5)	11/22/13	—	14,207	—	—	—
Vidyo, Inc. Trust B1 (Preferred) (5)	11/22/13	—	12,092	—	—	—
Vidyo, Inc. Trust C (Preferred) (5)	11/22/13	—	6,279	—	—	—
Vidyo, Inc. Trust C1 (Preferred) (5)	11/22/13	—	3,796	—	—	—
Vidyo, Inc. Trust Common (5)	11/22/13	—	71,948	—	—	—
Vidyo, Inc. Trust D (Preferred) (5)	11/22/13	—	2,482	—	—	—
Total		$29,100,000	$11,506,337	$1,727,903	0.36	$22,147,125

Amounts listed as “–” are $0 or round to $0.

(1)                                 Extent Technologies Ltd., Flash Networks Ltd., Neurone Ventures II, L.P., Telesoft Partners II QP, L.P. and Vidyo, Inc. Trust are still considered active investments by the Fund’s Adviser. ABS GE Capital Giza Fund, L.P., BPA Israel Ventures, LLC, Delta Fund I, L.P., Giza GE Venture Fund III, L.P., Emerging Markets Ventures I, L.P. and Technology Crossover Ventures IV, L.P. are in liquidation.

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2018

(2)                                 Cumulative Distributions include distributions received from Income, realized gains or return of capital. Distributions from return of capital will reduce the cost basis of the security.

(3)                                 BPA Israel Ventures LLC has open commitments of $1,250,825. Emerging Markets Ventures I, L.P. has open commitments of $1,376,587. Technology Crossover Ventures IV, LP has open commitments of $48,000.

(4)                                 Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust.

(5)                                 Vidyo Inc., Trust was a spinoff from SVE Star Ventures IX. SVE Star Ventures IX reached the end of its term in 2012 and, accordingly, its entire portfolio was sold in a secondary transaction which closed on December 24, 2012. During the secondary transaction, the Fund’s pro rata holdings in Vidyo (and its affiliate Delta Vidyo) were excluded from the transaction, placed in trust and considered as a distribution-in-kind.

The Fund may incur certain costs in connection with the disposition of the above securities.

c. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Emerging Markets Equity Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Equity Income Fund, Inc.

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Equity Income Fund, Inc.

Date: November 27, 2018

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Emerging Markets Equity Income Fund, Inc.

Date: November 27, 2018